Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Assets Presented at Fair Value on a Recurring and Nonrecurring Basis
The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	December 31, 2012
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$501	$-	$501	$-
Corporate securities	1,826	1,826	-	-
Short-term bond fund	1,142	1,142	-	-
Limited-term bond fund	525	525	-	-
Total investment securities available for sale	$3,994	$3,493	$501	$-
Total recurring fair value measurements	$3,994	$3,493	$501	$-

Nonrecurring fair value measurements
Impaired loans	$588	$-	$-	$588

Other real estate owned	170	-	-	170
Total nonrecurring fair value measurements	$758	$-	$-	$758

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	December 31, 2011
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
Total investment securities available for sale	$6,707	$3,250	$3,457	$-
Total recurring fair value measurements	$6,707	$3,250	$3,457	$-

Nonrecurring fair value measurements
Impaired loans	$1,133	$-	$-	$1,133

Other real estate owned	185	-	-	185
Total nonrecurring fair value measurements	$1,318	$-	$-	$1,318

Additional quantitative information about assets measured at fair value on a nonrecurring basis
The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used level 3 inputs to determine fair value as of December 31, 2012 (in thousands):

	December 31, 2012
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$588	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to -58% (-18%) (-8%)
			Liquidation expenses (2)	(-8%)
Other real estate owned	$170	Appraisal of collateral (1) (3)	Liquidation expenses (2)	(-8%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Estimated Fair Value of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and December 31, 2011 (in thousands):

			Fair Value Measurements at
			December 31, 2012
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$12,400	$12,400	$12,400	$-	$-
Investment in interest-earning time deposits	8,132	8,234	-	8,234	-
Investment securities available for sale	3,994	3,994	3,493	501	-
Loans held for sale	4,875	5,053	-	5,053	-
Loans receivable, net	84,291	86,503	-	-	86,503
Accrued interest receivable	657	657	657	-	-
Investment in FHLB stock	437	437	-	437	-

Financial Liabilities
Deposits	97,038	98,279	19,337	78,942	-
FHLB advances, short-term	2,000	2,000	-	2,000	-
Accrued interest payable	81	81	81	-	-

			Fair Value Measurements at
			December 31, 2011
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$11,687	$11,687	$11,687	$-	$-
Investment in interest-earning time deposits	8,082	8,178	-	8,178	-
Investment securities available for sale	6,707	6,707	3,250	3,457	-
Mortgage-backed securities held to maturity	3,888	4,248	-	4,248	-
Loans held for sale	413	418	-	5,053	-
Loans receivable, net	75,339	77,005	-	-	77,005
Accrued interest receivable	543	543	543	-	-
Investment in FHLB stock	616	616	-	616	-

Financial Liabilities
Deposits	88,525	90,106	13,842	76,264	-
FHLB advances, long-term	2,000	2,105	-	2,105	-
FHLB advances, short-term	1,800	1,800	-	1,800	-
Accrued interest payable	98	98	98	-	-